Other current liabilities	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Other current liabilities
Other current liabilities

(In millions of U.S. dollars)	December 31, 2015	December 31, 2014
Derivative financial instruments [1]	124.5	109.4
Accrued interest expense	17.9	19.5
Accrued expenses	22.5	65.6
Employee withheld taxes, social security and vacation payment	18.7	33.2
Withheld business taxes	6.6	20.2
Short term portion of deferred revenues	21.6	19.9
Total other current liabilities	211.8	267.8

(1)	Derivative financial instruments consist of unrealized losses on interest rate swaps, cross currency swaps and foreign exchange rate forwards. Additional disclosure has been provided in Note 22.